Equity - Mezzanine equity (Details) - USD ($)						6 Months Ended		12 Months Ended
	Dec. 17, 2020	Jul. 27, 2020	May 10, 2019	Jun. 27, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Subsidiary, Sale of Stock [Line Items]
Par value per share						$ 0.01		$ 0.01	$ 0.01
Common stock, share price (in dollars per share)						$ 4.6		$ 4.6
Aggregate offering price						$ 8,992,165	$ 0	$ 0	$ 200,000	$ 0
Number of shares into which redeemable shares have been converted			725,000
Private placements
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	5,580,000	2,339,000
Private placements | The Purchaser, an unrelated third party
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				350,000	375,000
Par value per share				$ 0.01	$ 0.01
Common stock, share price (in dollars per share)				$ 3.00	$ 2.00
Aggregate offering price				$ 1,050,000	$ 750,000